Capital Stock	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Capital Stock

Note 8 – Capital Stock

The Company’s authorized capital is comprised of 3,000,000,000 shares of common stock, par value $0.001, and 30,000,000 shares of preferred stock, $0.10 par value. As of September 30, 2024, the Company had authorized 1,000,000 shares of Series B Preferred Stock. The Series B Preferred Stock is non-convertible and non-redeemable. It has a liquidation preference equal to the stated value of $0.10 per share, relative to the common stock and gives the holder the right to 1,000 votes per share. As of September 30, 2024, 130,000 shares of Series B Preferred Stock were outstanding and held by the Company’s Chief Executive Officer.

On February 17, 2022, the Company completed a public offering and received net proceeds of $6,833,071 from the offering. Pursuant to the public offering, the Company issued and sold an aggregate of 941 shares of common stock and 20,051 warrants to purchase shares of common stock (the “Tradeable Warrants”).

On October 12, 2023, the Company held a special meeting of the holders of the outstanding Tradeable Warrants in which the holders of the majority of the outstanding Tradeable Warrants approved an amendment to the Warrant Agent Agreement to eliminate the provision that prohibited the Company’s CEO from exercising his voting rights under the Series B Preferred Stock, as well as to lower the exercise price of the Tradeable Warrants from $4,440 to $220. The Company entered into the amendment to the Warrant Agent Agreement on October 18, 2023.

On March 14, 2022, the Company completed a private placement and received net proceeds of $6,781,199. In connection with this private placement, the Company issued (i) 1,150 shares of its common stock together with investor warrants (“Investor Warrants”) to purchase up to 1,150 shares of common stock, and (ii) 651 pre-funded warrants (“Pre-Funded Warrants”) with each Pre-Funded Warrant exercisable for one share of common stock, together with Investor Warrants to purchase up to 6,511 shares of common stock. Each share of common stock and accompanying Investor Warrant was sold together at a combined offering price of $4,440 and each Pre-Funded Warrant and accompanying Investor Warrant were sold together at a combined offering price of $4,438. The Pre-Funded Warrants were immediately exercisable, at an exercise price of $2.00, and could be exercised at any time until all of the Pre-Funded Warrants were exercised in full. The Investor Warrants have an exercise price of $4,440 per share (subject to adjustment as set forth in the warrant), are exercisable upon issuance and will expire five years from the date of issuance.

On April 28, 2022, the Company completed another private placement and received net proceeds of $16,752,915. In connection with this private placement, the Company issued (i) 1,236 shares of its common stock together with warrants (“April Warrants”) to purchase up to 2,472 shares of common stock, and (ii) 1,195 pre-funded warrants (“Pre-Funded Warrants”) with each Pre-Funded Warrant exercisable for one share of common stock, together with April Warrants to purchase up to 2,390 shares of common stock. Each share of common stock and accompanying two April Warrants were sold together at a combined offering price of $8,020 and each Pre-Funded Warrant and accompanying two April Warrants were sold together at a combined offering price of $8,018. The Pre-Funded Warrants were immediately exercisable, at an exercise price of $2.00, and may be exercised at any time until all of the Pre-Funded Warrants are exercised in full. The April Warrants have an exercise price of $7,520 per share (subject to adjustment as set forth in the warrant), are exercisable upon issuance and will expire five years from the date of issuance.

On October 20, 2022, the Company issued 1,850 shares of common stock as part of the acquisition of Nora Pharma. These shares were valued at $4,514,000, or $2,440 per share.

On January 19, 2023, the Company announced a stock repurchase program of up to $2 million (“Stock Repurchase Program”). During the six months ended June 30, 2023, the Company repurchased a total of 2,228 shares of common stock at an average price of $2,274.20 per share for a total cost of $506,822. The 2,228 repurchased shares were cancelled and returned to treasury reducing the number of issued and outstanding shares from 11,292 to 9,064.

On May 16, 2023, the Company completed a private placement pursuant to a securities purchase agreement with an institutional investor for gross proceeds of approximately $5 million, before deducting fees to the placement agent and other offering expenses payable by the Company. The net proceeds received by the Company were $4,089,218. In connection with the private placement, the Company issued (i) 1,225 shares of common stock, (ii) 1,751 pre-funded warrants (the “May Pre-Funded Warrants”), and (iii) investor warrants (the “May Warrants”) to purchase up to 5,952 shares of common stock. Each share of common stock and accompanying two May Warrants were sold together at a combined offering price of $1,680 and each May Pre-Funded Warrant and accompanying two May Warrants were sold together at a combined offering price of $1,678. The May Pre-Funded Warrants are immediately exercisable, at an exercise price of $2.00, and may be exercised at any time until all of the May Pre-Funded Warrants are exercised in full. The May Warrants have an exercise price of $1,180 per share (subject to adjustment as set forth therein), are exercisable upon issuance and will expire five and a half years from the date of issuance.

In 2022 and 2023, the Company issued a total of 5,396 shares of common stock in connection with warrant exercises for aggregate net proceeds of $13,196,681.

In July 2023, the Company repurchased a total of 34 shares of common stock under the Stock Repurchase Program announced on January 19, 2023, at an average price of $1,009.20 per share for a total cost of $34,321. In October 2023, the 34 repurchased shares were cancelled and returned to treasury reducing the number of issued and outstanding shares from 12,873 to 12,839.

On November 16, 2023, the Company issued 1,173 shares of common stock and received net proceeds of $2,346 in connection with the exercise of all 1,173 remaining May Pre-Funded Warrants at an exercise price of $2.00 per share.

On February 8, 2024, the Company issued 20,000 shares of Series B Preferred Stock to the Company’s CEO for a purchase price of $0.10 per share.

On February 15, 2024, the Company completed an underwritten public offering and in connection therewith it issued an aggregate of 35,714 shares of common stock, of which 22,500 shares were issued in connection with pre-funded warrant exercises.

On March 4, 2024, the Company issued 100,000 shares of Series B Preferred Stock to the Company’s CEO for a purchase price of $0.10 per share.

On April 17, 2024, the Company completed a 1-for-100 reverse split of its common stock.

In April and May 2024, the Company issued 1,120,784 shares of common stock in connection with the cashless exercise of all of the Series A Warrants and received $0 in net proceeds.

On August 16, 2024, the Company issued 150,285 shares of common stock in connection with the rounding up of fractional shares following the reverse stock splits of April 17, 2024 and August 8, 2024.

In August and September 2024, the Company issued 678,865 shares of common stock in connection with the exercise of 678,865 Series B Warrants and received aggregate net proceed of $1,892,608.

As of September 30, 2024 and December 31, 2023, the Company had a total of 1,999,660 and 14,012 shares of common stock issued and outstanding, respectively.

The Company has declared no dividends since inception.